CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Total net income (loss)	$ 2,947	$ 2,914
Change in unrealized foreign currency translation gains (losses):
Unrealized gains (losses)	(564)	911
Change in unrealized gains (losses) on available-for-sale assets:
Unrealized gains (losses)	489	(313)
Reclassifications to net income (loss)	(120)	(89)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	33	(10)
Reclassifications to net income (loss)	(19)	0
Share of other comprehensive income (loss) in joint ventures and associates:
Unrealized gains (losses)	(9)	7
Total items that may be reclassified subsequently to income	(190)	506
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(42)	84
Total items that will not be reclassified subsequently to income	(42)	84
Total other comprehensive income (loss)	(232)	590
Total comprehensive income (loss)	2,715	3,504
Less: Participating policyholders’ comprehensive income (loss) (Note 21)	227	303
Less: Non-controlling interests’ comprehensive income (loss)	4	0
Shareholders’ comprehensive income (loss)	2,484	3,201
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses)	0	(56)
Unrealized gains (losses) on available-for-sale assets	(110)	58
Reclassifications to net income for available-for-sale assets	31	31
Unrealized gains (losses) on cash flow hedges	(13)	4
Reclassifications to net income for cash flow hedges	8	0
Total items that may be reclassified subsequently to income	(84)	37
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	21	(17)
Total items that will not be reclassified subsequently to income	21	(17)
Total income tax benefit (expense) included in other comprehensive income (loss)	$ (63)	$ 20